Segment Information - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2016 Boats Vessel Times Segment	Sep. 30, 2015 Boats Vessel Times
Revenue, Major Customer [Line Items]
Number of reportable segments | Segment	1
Number of time charters | Times	6	5
Number of bareboat charters | Boats	4	4
Number of vessels | Vessel	10	9
Minimum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%